Unaudited Quarterly Data (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Sep. 30, 2021 CNY (¥) ¥ / shares	Sep. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 CNY (¥) ¥ / shares	Jun. 30, 2021 USD ($) $ / shares	Mar. 31, 2021 CNY (¥) ¥ / shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 ¥ / shares	Dec. 31, 2019 ¥ / shares
Unaudited Quarterly Data
Revenue	¥ 92,584	$ 14,528	¥ 102,009	$ 15,832	¥ 100,582	$ 15,578	¥ 101,624	$ 15,511	¥ 396,799	$ 62,266
Gross profit	28,541	4,478	38,052	5,906	39,854	6,172	42,450	6,479	148,897	23,365
Net income (loss)	¥ 11,356	$ 1,781	¥ 26,686	$ 4,142	¥ 19,806	$ 3,068	¥ 31,365	$ 4,788	¥ 89,213	$ 14,000
Earnings (loss) per share, basic | (per share)	¥ 3.48	$ 0.55	¥ 8.17	$ 1.27	¥ 6.06	$ 0.94	¥ 9.60	$ 1.47	¥ 27.32	$ 4.29	¥ 6.00	¥ 3.48
Earnings (loss) per share, diluted | (per share)	¥ 3.48	$ 0.55	¥ 8.17	$ 1.27	¥ 6.06	$ 0.94	¥ 9.60	$ 1.47	¥ 27.32	$ 4.29	¥ 6.00	¥ 3.48